Note 32 - Additional information - Condensed financial statements of the Company (Detail) - Condensed balance sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares authorized		500,000,000
Ordinary shares, shares issued		421,435,030
Ordinary shares, shares outstanding		408,018,820
Parent Company [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	421,435,030	421,435,030
Ordinary shares, shares outstanding	408,018,820	410,422,650